Convertible Debts	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
CONVERTIBLE DEBTS

14. CONVERTIBLE Debts

Convertible promissory notes

As of December 31, 2017, the Group issued an aggregated amounted of $480,000 of convertible promissory notes (the “Notes”). The Notes will be redeemed by the Group on the earlier of (i) the twelve months anniversary of the issuance date; and (ii) the date that the Group redeems the Notes if it has not consummated the IPO within twelve months of the issuance date. Interest on the Notes is accrued at a rate of 1% per annum and shall be compounded annually. The Notes are convertible into the Class A Ordinary Shares of the Company at a price of 56% discount to the actual price per Class A Ordinary Share to be issued in the IPO at the time that the Group consummates an initial closing of the IPO. The Group concludes that the convertible debts contained a contingent beneficial conversion, which shall not be recognized in earnings until the contingency is resolved.

One of the underwriters in this Offering, Boustead, also served as a placement agent for the Notes and received (i) a cash success fee of $68,516 and (ii) warrants to purchase 12,663 Class A Ordinary Shares, at an exercise price of $6.95 per share, subject to adjustment (the “Series A Note PA Warrants”). The Bond PA Warrants are exercisable on a cashless basis. For the year ended December 31, 2018, $130,935 was recorded as expense for the warrants after the completion of the performance obligation, which is the success of IPO.

In 2018, the Group has additionally issued $1,120,400 of convertible promissory notes under the same terms above and $1,600,400 of convertible promissory notes were issued accumulatively, and an unamortized debt issuance costs and discounts of $22,935 was remaining before the IPO. For the year ended December 31, 2018, the interest accretion and the contractual interest coupon of the Notes was $26,380 and $8,802, respectively.

In accordance with Accounting Standards Codification (“ASC”) 470-20-30-8, the Group should record a charge equal to the lower amount of either i) the Intrinsic Value of the BCF or ii) the proceeds realized upon the issuance of the Notes. The Group completed its IPO on December 17, 2018. Pursuant to the terms of the Notes, all of the outstanding principal amount of the Notes was automatically converted into 230,252 Class A Ordinary Shares. The intrinsic value of the BCF was determined to be $1,600,400. The Group concluded that the contingency was effectively resolved upon the automatic conversion, and recorded a one-time charge to interest expense of $1,600,400 with a corresponding increase to additional paid-in capital.

Convertible bonds

On April 6, 2018, the Group has entered into a subscription agreement (the “Bond Subscription Agreement”) with Peace Range Limited (“Peace Range”). Pursuant to the Bond Subscription Agreement, the Group issued Peace Range a $15,000,000 convertible bond (the “Bond” and the “Bond Offering”), minus a structuring fee equal to 2% of the principal amount of the Bond, on April 25, 2018. The Group also agreed to pay certain expenses, up to an aggregate limit of $250,000, incurred by Peace Range in connection with the Bond Offering. The Bond earns interest at the rate of 8% per annum, payable semi-annually. The payment of the Bond is guaranteed by the holding company, Jurchen Investment Corporation. In addition, the repayment of the principal of the Bond and interest payables is secured by a fund the Group set aside in a debt service reserve account, with the funds in the debt service reserve account to be released in an amount pro rata to the principal amount of the Bond being converted. The Bond shall mature on the twelfth calendar month following the issuance date, or with prior written consent of the holders of the Bond, the business day falling six calendar months thereafter. 10% of the principal amount of the Bond shall be automatically converted into our Class A Ordinary Shares upon the closing of the IPO and the rest of the Bond is convertible at the option of the holder commencing on the closing of the IPO until the earlier of the date falling 12 calendar months after the maturity of the Bond and the date falling 12 calendar months after the closing of the IPO, at a price offered at the IPO with a discount ranging from 19% to 22% depending on the date of the IPO occurred. The Group closed the Bond Offering on April 25, 2018 and issued a Bond to Peace Range pursuant to the Bond Subscription Agreement. The contingent beneficial conversion is contained in convertible bonds, which shall not be recognized in earnings until the contingency event, initial closing of the IPO, is resolved. The Group has determined that the conversion feature embedded in the convertible loan should not be bifurcated, and therefore, accounted as a liability in its entirety before the IPO.

One of the underwriters in this Offering, Boustead, also served as a placement agent for the Bond Offering and received (i) a cash success fee of $600,000 and (ii) warrants to purchase 67,790 Class A Ordinary Shares, at an exercise price of $12.17 per share, subject to adjustment (the “Bond PA Warrants”). The Bond PA Warrants are exercisable on a cashless basis. For the year ended December 31, 2018, $528,762 was recorded as expense for the warrants after the completion of the performance obligation, which is the success of IPO. China Renaissance also served as a placement agent for the Bond Offering; for such services, China Renaissance received a cash success fee of $150,000.

The Group completed its IPO on December 17, 2018. Pursuant to the terms of the Bond, 10% of the outstanding principal amount of the Bond was automatically converted into 119,217 Class A Ordinary Shares. Upon the automatic conversion, the contingency was effectively resolved, and the value of the 10% of the BCF of $383,629 was recorded as additional interest expense with a corresponding increase to additional paid-in capital. The remaining BCF of $3,452,657 was recorded as debt discount, which was amortized through the maturity of the convertible debts, with a corresponding increase to additional paid-in capital. For the year ended December 31, 2018, the interest accretion of the BCF was $374,707.

As of December 31, 2018, the remaining principal amount of the Bond was $13,500,000 and the remaining unamortized debt issuance costs and discounts was $314,744. The aggregate effective interest rate on the Bond is approximately 16.65% per annum. For the year ended December 31, 2018, the interest accretion and the contractual interest coupon of the Bond was $691,099 and $815,000, respectively.

The following lists the components of the ending balance of convertible debts as of December 31, 2018 and 2017, respectively:

	December 31, 2018	December 31, 2017

Gross convertible debts	$13,500,000	$480,000
Less: Discount on issuance cost	314,744	-
Discount on BCF	3,077,950	-
Convertible debts, net	$10,107,306	$480,000